Initial Public Offering (Details)			12 Months Ended
	Sep. 13, 2019 $ / shares shares	Aug. 15, 2019 $ / shares shares	Dec. 31, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		35,000,000
Price per share		$ 10.00
Exercise price of warrants			$ 11.50
Threshold period of warrants entitled to purchase shares			65 days
Threshold Period of Expiry For Warrants To Purchase Shares, After Completion Of Initial Business Combination			5 years
Minimum threshold written notice period for redemption of public warrants			30 days
Threshold consecutive trading days for redemption of public warrants			20
Redemption price per public warrant (in dollars per share)			$ 18.00
Threshold trading days for redemption of public warrants			30
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	1,000,000
Price per share	$ 10.00
Class A Restricted
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	36,000,000
Class A Restricted | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit | shares			0.5
Number of shares issuable per warrant | shares			1
Class A Restricted | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Price per share	$ 10.00